Accumulated Other Comprehensive Income (Items Reclassified Out of Each Component of OCI) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities	$ 1,170		$ 881		$ 1,419
Income tax expense	(2,606)		(2,706)		(3,036)
Net Income	7,657		8,465		8,403
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense	398	[1]	300	[1]
Net Income	(772)	[1]	(581)	[1]
Unrealized gains on available for sale securities [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities	$ (1,170)	[1]	$ (881)	[1]

[1]	Amounts in parentheses indicate debits to net income.